Fair Value Measurements (Tables) - EBP 032	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments Fair Value Hierarchy
The following table presents investments of the Plan measured at fair value on a recurring basis:

	December 31, 2025		December 31, 2024
	Level 1	Total	Level 1	Total
Mutual funds	$165,884,532	$165,884,532	$167,466,925	$167,466,925
Olin Corporation common stock	26,901,921	26,901,921	42,871,537	42,871,537
Self-directed brokerage investment	79,420,336	79,420,336	67,001,138	67,001,138
Total categorized investments measured at fair value	$272,206,789	$272,206,789	$277,339,600	$277,339,600
Collective trust funds with fair value measured at net asset value (1)		1,217,681,956		1,067,004,957
Total investments, at fair value		$1,489,888,745		$1,344,344,557

(1)Investments in collective trust funds are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

Investments Measured at Net Asset Value	The following table summarizes investments for which fair value is measured using NAV per share practical expedient:

	December 31,
	2025	2024
Galliard Managed Income Fund D	$77,550,989	$76,464,939
JPMCB Core Plus Bond	36,604,152	32,749,006
Northern Trust All Country World ex-US Investable Market Index	52,662,967	43,087,822
Northern Trust Extended Equity Market Index	18,147,027	16,451,996
Northern Trust S&P 500 Index	260,535,622	220,037,383
T. Rowe Price Age Based Funds	772,181,199	678,213,811
Collective trust funds with fair value measured at NAV	$1,217,681,956	$1,067,004,957